Fair value measurement (Tables)	12 Months Ended
Oct. 31, 2025
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2025	Financial assets
	Cash and deposits with banks	$44,003	$–	$–	$–	$44,003	$44,003	$–
	Securities	65,471	128,859	–	88,905	283,235	283,173	(62)
	Cash collateral on securities borrowed	21,697	–	–	–	21,697	21,697	–
	Securities purchased under resale agreements	69,044	17,651	–	–	86,695	86,695	–
	Loans
	Residential mortgages	286,456	3	–	–	286,459	287,328	869
	Personal	46,710	–	–	–	46,710	46,774	64
	Credit card	20,639	–	–	–	20,639	20,651	12
	Business and government (1)	235,136	485	75	–	235,696	235,802	106
	Derivative instruments	–	38,352	–	–	38,352	38,352	–
	Other assets	25,069	674	–	–	25,743	25,743	–
	Financial liabilities
	Deposits
	Personal	$238,211	$–	$19,928	$–	$258,139	$258,629	$490
	Business and government	434,003	–	23,281	–	457,284	458,321	1,037
	Bank	26,723	–	–	–	26,723	26,723	–
	Secured borrowings	65,151	–	827	–	65,978	66,210	232
	Derivative instruments	–	41,411	–	–	41,411	41,411	–
	Obligations related to securities sold short	–	24,244	–	–	24,244	24,244	–
	Cash collateral on securities lent	6,031	–	–	–	6,031	6,031	–
	Obligations related to securities sold under repurchase agreements	121,907	–	8,135	–	130,042	130,042	–
	Other liabilities (1)	22,357	220	8	–	22,585	22,585	–
	Subordinated indebtedness	7,819	–	–	–	7,819	8,091	272
2024	Financial assets
	Cash and deposits with banks	$48,064	$–	$–	$–	$48,064	$48,064	$–
	Securities	71,610	106,042	–	76,693	254,345	253,437	(908)
	Cash collateral on securities borrowed	17,028	–	–	–	17,028	17,028	–
	Securities purchased under resale agreements	58,744	24,977	–	–	83,721	83,721	–
	Loans
	Residential mortgages	280,220	3	–	–	280,223	279,805	(418)
	Personal	45,739	–	–	–	45,739	45,750	11
	Credit card	19,649	–	–	–	19,649	19,682	33
	Business and government (1)	212,460	116	105	–	212,681	212,750	69
	Derivative instruments	–	36,435	–	–	36,435	36,435	–
	Other assets	20,121	364	–	–	20,485	20,485	–
	Financial liabilities
	Deposits
	Personal	$235,593	$–	$17,301	$–	$252,894	$253,378	$484
	Business and government	414,441	–	21,058	–	435,499	436,528	1,029
	Bank	20,009	–	–	–	20,009	20,009	–
	Secured borrowings	55,285	–	1,170	–	56,455	56,588	133
	Derivative instruments	–	40,654	–	–	40,654	40,654	–
	Obligations related to securities sold short	–	21,642	–	–	21,642	21,642	–
	Cash collateral on securities lent	7,997	–	–	–	7,997	7,997	–
	Obligations related to securities sold under repurchase agreements	100,407	–	9,746	–	110,153	110,153	–
	Other liabilities (1)	20,657	158	19	–	20,834	20,834	–
	Subordinated indebtedness	7,465	–	–	–	7,465	7,698	233

(1)
Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.

Summary of derivative financial instruments
Fair value of derivative instruments

	$ millions, as at October 31			2025			2024
		Positive	Negative	Net	Positive	Negative	Net
	Held for trading
	Interest rate derivatives
Over-the-counter	– Forward rate agreements	$86	$182	$(96)	$135	$239	$(104)
	– Swap contracts	5,106	5,307	(201)	6,149	9,124	(2,975)
	– Purchased options	809	–	809	358	–	358
	– Written options	–	609	(609)	–	309	(309)
		6,001	6,098	(97)	6,642	9,672	(3,030)
Exchange-traded	– Futures contracts	–	–	–	–	–	–
	– Purchased options	2	–	2	2	–	2
	– Written options	–	3	(3)	–	2	(2)
		2	3	(1)	2	2	–
	Total interest rate derivatives	6,003	6,101	(98)	6,644	9,674	(3,030)
	Foreign exchange derivatives
Over-the-counter	– Forward contracts	7,173	6,243	930	7,378	6,379	999
	– Swap contracts	4,979	7,174	(2,195)	5,056	7,944	(2,888)
	– Purchased options	640	–	640	443	–	443
	– Written options	–	578	(578)	–	535	(535)
	Total foreign exchange derivatives	12,792	13,995	(1,203)	12,877	14,858	(1,981)
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	77	1	76	46	3	43
	– Credit default swap contracts – protection sold	–	85	(85)	–	52	(52)
	Total credit derivatives	77	86	(9)	46	55	(9)
	Equity derivatives
	Over-the-counter	5,618	9,239	(3,621)	4,989	6,401	(1,412)
	Exchange-traded	5,761	5,213	548	5,821	4,712	1,109
	Total equity derivatives	11,379	14,452	(3,073)	10,810	11,113	(303)
	Precious metal and other commodity derivatives
	Over-the-counter	3,513	4,414	(901)	2,692	3,906	(1,214)
	Exchange-traded	268	189	79	416	241	175
	Total precious metal and other commodity derivatives	3,781	4,603	(822)	3,108	4,147	(1,039)
	Total held for trading	34,032	39,237	(5,205)	33,485	39,847	(6,362)
	Held for ALM
	Interest rate derivatives
Over-the-counter	– Forward rate agreements	–	–	–	–	–	–
	– Swap contracts	101	1,171	(1,070)	124	(410)	534
	– Purchased options	4	–	4	3	–	3
	– Written options	–	1	(1)	–	2	(2)
	Total interest rate derivatives	105	1,172	(1,067)	127	(408)	535
	Foreign exchange derivatives
Over-the-counter	– Forward contracts	27	63	(36)	28	82	(54)
	– Swap contracts	4,026	937	3,089	2,620	1,129	1,491
	Total foreign exchange derivatives	4,053	1,000	3,053	2,648	1,211	1,437
	Equity derivatives
	Over-the-counter	162	2	160	174	4	170
	Total equity derivatives	162	2	160	174	4	170
	Precious metal and other commodity derivatives
	Over-the-counter	–	–	–	1	–	1
	Total precious metal and other commodity derivatives	–	–	–	1	–	1
	Total held for ALM	4,320	2,174	2,146	2,950	807	2,143
	Total fair value	38,352	41,411	(3,059)	36,435	40,654	(4,219)
	Less: effect of netting	(24,469)	(24,469)	–	(21,777)	(21,777)	–
	Total fair value of derivative instruments	$13,883	$16,942	$(3,059)	$14,658	$18,877	$(4,219)

Changes in Fair Value of Financial Assets and Liabilities in Level 3
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the year ended October 31	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2025
Debt securities measured at FVTPL
Corporate and other debt	$–	$–	$(78)	$(2)	$–	$–	$183	$–	$103
Mortgage- and asset-backed	70	–	(1)	–	386	–	106	(169)	392
Loans measured at FVTPL
Business and government	105	–	1	–	–	–	178	(209)	75
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	640	–	69	15	–	–	400	(61)	1,063
Derivative instruments
Interest rate	51	–	45	–	–	(17)	–	–	79
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	44	–	(8)	–	–	–	–	–	36
Equity	6	–	5	–	40	(11)	11	–	51
Total assets	$916	$–	$33	$13	$426	$(28)	$878	$(439)	$1,799
Deposits and other liabilities (4)	$(416)	$8	$(127)	$–	$(4)	$2	$(120)	$181	$(476)
Derivative instruments
Interest rate	(1,028)	–	(263)	–	–	190	–	46	(1,055)
Foreign exchange	(4)	–	(49)	–	–	35	–	–	(18)
Credit	(50)	–	9	–	–	–	–	–	(41)
Equity	(1)	–	3	–	(5)	14	(40)	–	(29)
Total liabilities	$(1,499)	$8	$(427)	$–	$(9)	$241	$(160)	$227	$(1,619)
2024
Debt securities measured at FVTPL
Corporate and other debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	151	–	(3)	–	–	–	84	(162)	70
Loans measured at FVTPL
Business and government	144	–	5	–	–	–	–	(44)	105
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	587	7	26	(17)	–	–	113	(76)	640
Derivative instruments
Interest rate	21	–	97	–	–	(67)	–	–	51
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	46	(6)	2	–	–	–	2	–	44
Equity	4	–	2	–	2	(6)	5	(1)	6
Total assets	$953	$1	$129	$(17)	$2	$(73)	$204	$(283)	$916
Deposits and other liabilities (4)	$(242)	$(14)	$(156)	$–	$(3)	$17	$(120)	$102	$(416)
Derivative instruments
Interest rate	(1,817)	–	297	–	–	425	(8)	75	(1,028)
Foreign exchange	–	–	(31)	–	–	27	–	–	(4)
Credit	(52)	1	1	–	(2)	–	–	2	(50)
Equity	(5)	–	(1)	–	(3)	4	–	4	(1)
Total liabilities	$(2,116)	$(13)	$110	$–	$(8)	$473	$(128)	$183	$(1,499)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting year.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $263 million (2024: $211 million), net bifurcated embedded derivative liabilities of $205 million (2024: $186 million) and other liabilities designated at FVTPL of $8 million (2024: $19 million).

Valuation techniques and quantitative information about significant non-observable inputs used in level 3 financial instruments
Quantitative information about significant
non-observable
inputs
Valuation techniques using one or more
non-observable
inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable
inputs used in Level 3 financial instruments:

Range of inputs
$ millions, as at October 31	2025	Valuation techniques	Key non-observable inputs	Low	High
Debt securities measured at FVTPL
Corporate and other debt	$103	Discounted cash flow	Recovery r ate	50.5%	75.7%
Mortgage- and asset-backed	392	Discounted cash flow	Credit spread	3.4%	3.5%
Corporate equity mandatorily measured at FVTPL and designated at FVOCI
Limited partnerships and private companies	1,063	Adjusted net asset value	(1)	Net asset value	(2)	n/a	n/a
Valuation multiple	Earnings multiple	14.9	x	29.4	x
Proxy share price	Proxy share price	(2)	n/a	n/a
Loans measured at FVTPL Business and government	75	Discounted cash flow	Credit spread	2.1%	2.1%
Derivative instruments
Interest rate	79	Proprietary model	(3)	n/a	n/a	n/a
Option model	Market volatility	59.7%	84.7%
Probability of contingent settlement	80.0%	100.0%
Credit	36	Market proxy or direct broker quote	Market proxy or direct broker quote	36.2%	36.2%
Equity	51	Option model	Market correlation	9.5%	96.4%
Total assets	$1,799
Deposits and other liabilities
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities	$(468)	Option model	Market volatility	8.3%	84.7%
Market correlation	(100.0)%	100.0%
Other liabilities designated at FVTPL	(8)	Option model	Funding ratio	49.0%	49.0%
Derivative instruments
Interest rate	(1,055)	Proprietary model	(3)	n/a	n/a	n/a
Option model	Market volatility	59.7%	84.7%
Probability of contingent settlement	100.0%	100.0%
Foreign exchange	(18)	Option model	Probability of contingent settlement	100.0%	100.0%
Credit	(41)	Market proxy or direct broker quote	Market proxy or direct broker quote	36.2%	36.2%
Equity	(29)	Option model	Market correlation	10.9%	96.4%
Total liabilities	$(1,619)

(1)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(2)	The range of net asset value price or proxy share price has not been disclosed due to the wide range and diverse nature of the investments.
(3)	Using valuation techniques that we consider to be non-observable.
n/a	Not applicable.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Financial assets and liabilities not carried on the consolidated balance sheet at fair value
The table below presents the fair values by level within the fair value hierarchy for those financial instruments in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2025	Total 2024
$ millions, as at October 31	2025	2024	2025	2024	2025	2024
Financial assets
Amortized cost securities	$–	$–	$64,642	$69,961	$767	$741	$65,409	$70,702
Loans
Residential mortgages	–	–	–	–	287,325	279,802	287,325	279,802
Personal	–	–	–	–	46,774	45,750	46,774	45,750
Credit card	–	–	–	–	20,651	19,682	20,651	19,682
Business and government	–	–	–	–	235,232	212,523	235,232	212,523
Financial liabilities
Deposits
Personal	$–	$–	$73,757	$82,620	$4,167	$5,232	$77,924	$87,852
Business and government	–	–	193,978	191,616	3,596	4,681	197,574	196,297
Bank	–	–	8,737	9,420	–	–	8,737	9,420
Secured borrowings	–	–	62,356	50,546	3,027	4,872	65,383	55,418
Subordinated indebtedness	–	–	8,091	7,698	–	–	8,091	7,698

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2025	Total 2024
$ millions, as at October 31	2025	2024	2025	2024	2025	2024
Financial assets
Debt securities measured at FVTPL
Government issued or guaranteed	$6,222	$4,258	$34,635	$32,328	$–	$–	$40,857	$36,586
Corporate and other debt	–	–	4,537	4,385	103	–	4,640	4,385
Mortgage- and asset-backed	–	–	7,193	4,213	392	70	7,585	4,283
	6,222	4,258	46,365	40,926	495	70	53,082	45,254
Loans measured at FVTPL
Business and government	–	–	485	116	75 (1)	105 (1)	560	221
Residential mortgages	–	–	3	3	–	–	3	3
	–	–	488	119	75	105	563	224
Debt securities measured at FVOCI
Government issued or guaranteed	9,206	2,760	63,917	60,051	–	–	73,123	62,811
Corporate and other debt	–	–	10,106	9,083	–	–	10,106	9,083
Mortgage- and asset-backed	–	–	4,656	4,127	–	–	4,656	4,127
	9,206	2,760	78,679	73,261	–	–	87,885	76,021
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	74,686	59,904	1,048	916	1,063	640	76,797	61,460
Securities purchased under resale agreements measured at FVTPL	–	–	17,651	24,977	–	–	17,651	24,977
Other assets	–	–	674	364	–	–	674	364
Derivative instruments
Interest rate	2	2	6,027	6,718	79	51	6,108	6,771
Foreign exchange	–	–	16,845	15,525	–	–	16,845	15,525
Credit	–	–	41	2	36	44	77	46
Equity	5,761	5,821	5,729	5,157	51	6	11,541	10,984
Precious metal and other commodity	55	32	3,726	3,077	–	–	3,781	3,109
	5,818	5,855	32,368	30,479	166	101	38,352	36,435
Total financial assets	$95,932	$72,777	$177,273	$171,042	$1,799	$916	$275,004	$244,735
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(43,788)	$(39,290)	$(476)	$(416)	$(44,264)	$(39,706)
Obligations related to securities sold short	(6,150)	(9,199)	(18,094)	(12,443)	–	–	(24,244)	(21,642)
Obligations related to securities sold under repurchase agreements	–	–	(8,135)	(9,746)	–	–	(8,135)	(9,746)
Derivative instruments
Interest rate	(3)	(2)	(6,215)	(8,236)	(1,055)	(1,028)	(7,273)	(9,266)
Foreign exchange	–	–	(14,977)	(16,065)	(18)	(4)	(14,995)	(16,069)
Credit	–	–	(45)	(5)	(41)	(50)	(86)	(55)
Equity	(5,212)	(4,712)	(9,213)	(6,404)	(29)	(1)	(14,454)	(11,117)
Precious metal and other commodity	(48)	(39)	(4,555)	(4,108)	–	–	(4,603)	(4,147)
	(5,263)	(4,753)	(35,005)	(34,818)	(1,143)	(1,083)	(41,411)	(40,654)
Total financial liabilities	$(11,413)	$(13,952)	$(105,022)	$(96,297)	$(1,619)	$(1,499)	$(118,054)	$(111,748)

(1)	Includes loans designated at FVTPL.
(2)
Comprises deposits designated at FVTPL of $43,723 million (2024: $39,008 million), net bifurcated embedded derivative liabilities of $313 million (2024: $521 million), other liabilities designated at FVTPL of $8 million (2024: $
19
million), and other financial liabilities measured at fair value of $220 million (2024: $158 million).